Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Disclosure of ordinary shares and convertible preferred shares and development of outstanding shares
The following table shows the development of the number of outstanding shares:

	Period ended June 30
Number of shares	2026	2025
OUTSTANDING AS AT JANUARY 1	173,415,423	162,397,202
Share-based compensation exercises	337,675	—
Capital Increase	15,893,817	7,666,666
OUTSTANDING AT HALF YEAR END	189,646,915	170,063,868

Schedule of other reserves

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Warrant reserve	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2026	52,820	(2,563)	(645)	43,224	—	(9,517)	83,318
Currency translation differences	—	(387)	—	—	—	—	(387)
Defined benefit plan actuarial losses	—	7	—	—	—	—	7
Share-based compensation expense	—	—	—	3,363	—	—	3,363
Capital increase with share warrant	—	—	—	—	4,231	—	4,231
BALANCE AS AT JUNE 30, 2026	52,820	(2,943)	(645)	46,586	4,231	(9,517)	90,532

in € thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Warrant reserve	Other revenue reserves	Total
BALANCE AS AT JANUARY 1, 2025	52,820	(3,151)	(645)	33,696	—	(9,517)	73,203
Currency translation differences	—	1,402	—	—	—	—	1,402
Defined benefit plan actuarial gains	—	24	—	—	—	—	24
Share-based compensation expense	—	—	—	4,498	—	—	4,498
Capital increase with share warrant	—	—	—	—	—	—	—
BALANCE AS AT JUNE 30, 2025	52,820	(1,725)	(645)	38,194	—	(9,517)	79,126